Subsequent Events (Tables)	12 Months Ended
Aug. 31, 2016
Subsequent Events [Abstract]
Schedule of Other Commitments

In September and October 2016, a total of $175,557 was paid from the attorney trust account to:

Mark DeStefano (in satisfaction of the $50,000 note payable and the $26,981 advances payable at August 31, 2016, and for the retirement of the 1,000,000 shares of Voting Preferred Stock owned by DeStefano	112,000
Finder for Finder’s Fee	20,000
Directors of the Company for services	15,000
Entity controlled by DeStefano for services	10,000
OTC Markets Group, Inc. for fees	12,500
Auditor for audit fees	5,000
Other	1,057
Total	$175,557